Fair Value Measurements (Tables) - Clean Earth Acquisitions Corp [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Tables) [Line Items]
Schedule of Company’s Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis	The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:
As of September 30, 2023	Level 1	Level 2	Level 3
Assets
Marketable securities held in trust account	$86,038,091	$—	$—
As of December 31, 2022	Level 1	Level 2	Level 3
Assets
Marketable securities held in trust account	$235,586,028	$—	$—
The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in trust account	$235,586,028	$—	$—

Schedule of Financial Assets and Liabilities Not Measured at Fair Value are Recorded at Carrying Value	The tables below represent the carrying value, fair value and fair value hierarchy category of certain financial assets and liabilities that are recorded at fair value in the Company’s condensed balance sheets for the periods. The promissory notes with related parties are classified as Level 2 measurements as the inputs underlying the conversion options would largely be driven by the fair value of Class A common stock and Public Warrants for which quoted prices are observable in active markets.
As of September 30, 2023	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities
Promissory note – related party	$1,703,500	$1,703,500	$—	$1,703,500	$—
As of December 31, 2022	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities
Promissory note – related party	$806,170	$806,170	$—	$806,170	$—